Fees Summary	Apr. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,390,000
Previously Paid Amount	0
Total Fee Amount	1,896.91
Total Offset Amount	0
Net Fee	$ 1,896.91